Derivatives - Additional Information (Detail) - Foreign Exchange Forward And Option Contracts and Not Designated As Hedging Instrument Economic Hedge [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 8,800
Contract expiring terms	2026-01
Gain (loss) from foreign currency forward and option contracts not designated as hedging instruments	$ (1,560)	$ 3,232	$ (2,791)